Annual Total Returns - Chemicals Portfolio [BarChart] - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-16 - Chemicals Portfolio - Chemicals Portfolio-Default	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	0.29%
Annual Return 2012	30.01%
Annual Return 2013	29.86%
Annual Return 2014	4.56%
Annual Return 2015	(5.10%)
Annual Return 2016	17.98%
Annual Return 2017	31.75%
Annual Return 2018	(22.19%)
Annual Return 2019	8.24%
Annual Return 2020	17.51%